Other-Than-Temporary Impairment Losses	3 Months Ended
Mar. 31, 2013
Other-Than-Temporary Impairment Losses

Note F – Other-Than-Temporary Impairment Losses

The aggregate fair value and unrealized losses of securities that have been in a continuous unrealized-loss position for less than 12 months and for 12 months or more, and are not other than temporarily impaired, are as follows as of March 31, 2013:

	Less Than 12 Months		12 Months or Longer		Total
(Dollars in thousands)	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
Bonds and notes
U.S. Treasury notes	$10,466	$53	$—	$—	$10,466	$53
Mortgage-backed securities	34,932	214	2	—	34,934	214
Municipal bonds	2,470	41	—	—	2,470	41
Equity securities	—	—	372	60	372	60

Total temporarily impaired securities	$47,868	$308	$374	$60	$48,242	$368

The investments in the Company’s investment portfolio that are temporarily impaired as of March 31, 2013, consist of U.S. Treasury notes, mortgage-backed securities issued by U.S. government sponsored enterprises, municipal bonds, and equity securities. The unrealized losses are primarily attributable to changes in market interest rates and market inefficiencies. Management has determined that the Company has the intent and the ability to hold debt securities until maturity and equity securities until the recovery of cost basis, and therefore, no declines are deemed to be other than temporary.